Accounts Payable, Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2023
Accounts Payable, Accrued Expenses and Other Liabilities [Abstract]
Accounts payable, accrued expenses and other liabilities
21.	Accounts payable, accrued expenses and other liabilities

(In thousands)	December 31, 2022	December 31, 2023
Accounts payable to suppliers	6,832	5,314
Accrued bonus and staff costs	20,256	21,199
Other deposits	1,026	832
Other taxes payable (note)	461	345
Accrued professional fees	1,462	1,166
Accrued marketing expenses	101	177
Others	708	1,036
Total	30,846	30,069

Note:

Other taxes payable represents business tax, VAT and related surcharges and PRC individual income tax of employees withheld by the Company.